Note 12 - Equity Method Investment (Details) - Changes in Equity Method Investment - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in Equity Method Investment [Abstract]
Beginning balance	$ 0
Acquisitions	307,996
Equity method investment losses	(66,970)	$ 0	$ 2,773,839
Fair value adjustment of retained noncontrolling investment	985,586
Exchange difference	1,657
Ending balance	$ 1,228,269	$ 0